Revenue by destination and product - Summary of consolidated sales revenue by product (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 57,240	$ 54,202	$ 53,721
Other revenue	398	(544)	320
Consolidated sales revenue	57,638	53,658	54,041
Iron ore
Disclosure of products and services [line items]
Revenue from contracts with customers	28,529	31,334	33,383
Other revenue	(153)	(530)	389
Consolidated sales revenue	28,376	30,804	33,772
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	15,245	12,947	12,039
Other revenue	150	48	(63)
Consolidated sales revenue	15,395	12,995	11,976
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	6,303	4,791	3,219
Other revenue	361	(63)	(1)
Consolidated sales revenue	6,664	4,728	3,218
Industrial minerals (comprising titanium dioxide slag, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	2,373	2,678	2,806
Other revenue	(3)	(3)	(8)
Consolidated sales revenue	2,370	2,675	2,798
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	1,883	788	470
Other revenue	39	9	6
Consolidated sales revenue	1,922	797	476
Lithium
Disclosure of products and services [line items]
Revenue from contracts with customers	944	0	0
Other revenue	0	0	0
Consolidated sales revenue	944	0	0
Other products and freight services
Disclosure of products and services [line items]
Revenue from contracts with customers	1,963	1,664	1,804
Other revenue	4	(5)	(3)
Consolidated sales revenue	$ 1,967	$ 1,659	$ 1,801